Nuveen NWQ Preferred Securities Fund
Nuveen NWQ Preferred Securities Fund
Investment Objective
The fund seeks to provide current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 18 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 20 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen NWQ Preferred Securities Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen NWQ Preferred Securities Fund		Class A	Class C	Class R3	Class I
Management Fees		0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		1.80%	1.80%	1.80%	1.80%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		2.82%	3.57%	3.07%	2.57%
Fee Waivers and/or Expense Reimbursements	[1]	(1.80%)	(1.80%)	(1.80%)	(1.80%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.02%	1.77%	1.27%	0.77%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2013 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% (1.25% after January 31, 2013) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2013 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen NWQ Preferred Securities Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	574	180	129	79
3 Years	886	661	509	353
5 Years	1,219	1,170	913	649
10 Years	2,161	2,567	2,043	1,490

No Redemption
Expense Example, No Redemption - Nuveen NWQ Preferred Securities Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	574	180	129	79
3 Years	886	661	509	353
5 Years	1,219	1,170	913	649
10 Years	2,161	2,567	2,043	1,490

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in preferred securities. Preferred securities generally pay fixed or adjustable rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, but are junior to most other forms of the company's debt, including both senior and subordinated debt. The fund intends to invest at least 25% of its assets in the preferred securities of companies principally engaged in financial services. The fund seeks to meet its investment objective by investing primarily in preferred securities, but it may also invest up to 20% of its net assets in non-preferred securities, including common stock, convertible debt securities, corporate debt securities, mortgage-backed securities and U.S. Government and agency debt securities. The fund may also write covered call options on securities in which the fund holds a long position. The fund may invest up to 50% of its net assets in below investment-grade securities, commonly referred to as "high yield" or "junk bonds." Although the fund invests primarily in securities issued by U.S. companies, it may invest up to 40% of its net assets in dollar-denominated securities issued by non-U.S. companies.

The fund's sub-adviser employs a rigorous, bottom-up research-focused investment process that seeks to identify undervalued companies with positive risk/reward characteristics. The sub-adviser's investment process focuses on both equity and fixed-income characteristics of a security, while considering the relative attractiveness of a particular security within a company's capital structure. The sub-adviser may choose to sell securities or reduce positions if it feels that a company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts, if it identifies better alternatives within a company's capital structure, or if a company suspends or is projected to suspend its dividend or interest payments.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Call Risk—If an issuer calls higher-yielding debt instruments held by the fund, performance could be adversely impacted.

Concentration Risk—The fund's policy to concentrate in financial services companies makes the fund more susceptible to adverse economic or regulatory occurrences affecting the financial services sector.

Covered Call Risk—Covered call risk is the risk that the fund, as a writer of covered call options, will forgo during an option's life the opportunity to profit from increases in the market value of the security covering the call option.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Mortgage-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Even though the non-U.S. securities held by the fund are traded in U.S. dollars, their prices are indirectly influenced by currency fluctuations.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the two-year period ended December 31, 2011, the fund's highest and lowest quarterly returns were 8.39% and -3.72%, respectively, for the quarters ended March 31, 2010 and September 30, 2011.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns - Nuveen NWQ Preferred Securities Fund	1 Year	Since Inception	Inception Date
Class A	0.85%	9.91%	Dec. 09, 2009
Class A (return after taxes on distributions)	(2.51%)	6.76%	Dec. 09, 2009
Class A (return after taxes on distributions and sale of fund shares)	1.49%	6.98%	Dec. 09, 2009
Class C	5.08%	11.69%	Dec. 09, 2009
Class R3	5.58%	12.24%	Dec. 09, 2009
Class I	6.16%	12.81%	Dec. 09, 2009
Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)	4.11%	9.46%
Lipper Flexible Income Classification Average (reflects no deduction for taxes or certain expenses)	1.14%	8.49%